Loans - Schedule of Aging of Past Due and Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 419,645	$ 405,220
Nonaccrual	1,576	3,668
Total Past Due and Nonaccrual	2,768	5,331
Total ending loans balance	422,413	410,551
30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	683	1,033
60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	404	349
90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	105	281
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	122,760	122,283
Nonaccrual	177	1,071
Total Past Due and Nonaccrual	383	1,530
Total ending loans balance	123,143	123,813
Commercial [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	34	362
Commercial [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	172	96
Commercial [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	147,920	137,683
Nonaccrual	796	1,734
Total Past Due and Nonaccrual	855	2,012
Total ending loans balance	148,775	139,695
Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		174
Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	59	104
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	124,408	120,025
Nonaccrual	603	863
Total Past Due and Nonaccrual	1,367	1,659
Total ending loans balance	125,775	121,684
Residential Real Estate [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	486	424
Residential Real Estate [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	173	92
Residential Real Estate [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	105	280
Construction & Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	15,452	17,431
Total Past Due and Nonaccrual		15
Total ending loans balance	15,452	17,446
Construction & Land Development [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		15
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	9,105	7,798
Total Past Due and Nonaccrual	163	115
Total ending loans balance	9,268	7,913
Consumer [Member] | 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 163	73
Consumer [Member] | 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 42